Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	$ 8,886	$ 16,020
Gross loans originated	3,263	1,346
Principal payments	(1,245)	(3,762)
Derecognition of allowance associated with Liquid Sale		(2,131)
Re-measurement of allowance before transfers	(1,717)	2,362
Re-measurement of amounts transferred between stages	8,175	9,505
Net amounts written off against allowance	(7,549)	(14,454)
Allowance for loan losses ending balance	9,813	8,886
Stage 1 [Member]
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	5,425	7,479
Gross loans originated	3,263	1,346
Principal payments	(1,229)	(2,448)
Derecognition of allowance associated with Liquid Sale		(1,575)
Re-measurement of allowance before transfers	(830)	1,702
Re-measurement of amounts transferred between stages	(67)	(145)
Transfer to (from) Stage 1 – 12 month ECLs	79	173
Transfer to (from) Stage 2 - Lifetime ECLs	(192)	(124)
transfer to (from) Stage 3 - Lifetime ECLs	(728)	(983)
Allowance for loan losses ending balance	5,721	5,425
Stage 2 [Member]
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	772	1,783
Principal payments	(84)	(476)
Derecognition of allowance associated with Liquid Sale		(247)
Re-measurement of allowance before transfers	(144)	128
Re-measurement of amounts transferred between stages	920	636
Transfer to (from) Stage 1 – 12 month ECLs	(59)	(122)
Transfer to (from) Stage 2 - Lifetime ECLs	192	125
transfer to (from) Stage 3 - Lifetime ECLs	(478)	(1,055)
Allowance for loan losses ending balance	1,119	772
Stage 3 [Member]
Loans Receivable Details [Line Items]
Allowance for loan losses beginning balance	2,689	6,758
Principal payments	68	(838)
Derecognition of allowance associated with Liquid Sale		(309)
Re-measurement of allowance before transfers	(743)	532
Re-measurement of amounts transferred between stages	7,322	9,014
Transfer to (from) Stage 1 – 12 month ECLs	(20)	(51)
Transfer to (from) Stage 2 - Lifetime ECLs	0	(1)
transfer to (from) Stage 3 - Lifetime ECLs	1,206	2,038
Net amounts written off against allowance	(7,549)	(14,454)
Allowance for loan losses ending balance	$ 2,973	$ 2,689